Employee Benefit Plans - Funded Status of the Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Funded status of plan
Benefit obligations	$ 13,011	$ 1,041	$ 1,989
Fair value of plan assets	9,615	625	1,199
Underfunded	3,396	416
Plan liabilities	3,396	416
Benefit cost
Unrecognized actuarial loss	454	(580)	205
Accumulated other comprehensive loss	2,636	3,886
Prior service cost expected to be amortized in 2018	45
Net actuarial loss expected to be amortized in 2018	8
Selling, general and administrative expenses
Benefit cost
Net periodic pension cost	566	483	413
Accumulated other comprehensive loss
Benefit cost
Unrecognized actuarial loss	$ 498	$ (583)	$ (378)